Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2025	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Jul. 18, 2018 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share interest	48.20%
VIEs, percentage of equity interest pledged by shareholders		100.00%
Asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs		¥ 826,911	$ 119,878	¥ 858,227
Members equity		21,308		18,551
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share interest	59.60%
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share interest	48.20%
VIEs and VIEs Subsidiaries
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs		615,738		¥ 717,530
VIEs and VIEs Subsidiaries | Asset Not Pledged as Collateral [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs		¥ 0
Amended and Restated Loan Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement to shareholders of VIE, term		20 years
Amended and Restated Loan Agreement | Mr. Qi Chen | Hangzhou Shiqu Information and Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties					¥ 5,867
Amended and Restated Loan Agreement | Mr. Yibo Wei | Hangzhou Shiqu Information and Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties					2,362
Amended and Restated Loan Agreement | Mr. Xuqiang Yue | Hangzhou Shiqu Information and Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties					¥ 1,771
Exclusive Consultation and Service Agreements
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exclusive consultation and service agreement between subsidiary and VIEs, term		10 years